Fair Value Measurements - Summary of Estimated Value of Cash Equivalents and Restricted Cash (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amortized Cost	$ 41,397	$ 59,291	$ 30,884
Unrealized Gain	0	0	0
Unrealized Loss	0	0	0
Estimated Fair Value	41,397	59,291	30,884
Cash And Cash Equivalents Money Market Fund Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amortized Cost	38,140	56,034	30,387
Unrealized Gain	0	0	0
Unrealized Loss	0	0	0
Estimated Fair Value	38,140	56,034	30,387
Restricted Cash And Cash Equivalents Money Market Fund Invesments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amortized Cost	3,257	3,257	497
Unrealized Gain	0	0	0
Unrealized Loss	0	0	0
Estimated Fair Value	$ 3,257	$ 3,257	$ 497